Note 17 - Leases - Undiscounted Cash flows Due to Operating Leases (Details) $ in Thousands	Dec. 31, 2020 USD ($)
2021	$ 207
2022	213
2023	219
2024	308
2025	219
2026 and thereafter	1,111
Total undiscounted cash flows	2,277
Discount on cash flows	(440)
Other Liabilities [Member]
Total lease liabilities	$ 1,837